Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 11, 2021
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 11, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 11, 2021
Prospectus Date	rr_ProspectusDate	Jan. 11, 2021
AdvisorShares Alpha DNA Equity Sentiment ETF (Prospectus Summary) | AdvisorShares Alpha DNA Equity Sentiment ETF | AdvisorShares Alpha DNA Equity Sentiment ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SENT